NVIT Multi-Manager Small Cap Growth Fund
FUND SUMMARY: NVIT MULTI-MANAGER SMALL CAP GROWTH FUND
Objective
The Fund seeks capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NVIT Multi-Manager Small Cap Growth Fund		Class Y Shares	Class I Shares	Class II Shares	Class III Shares
Redemption Fees	[1]				1.00%
[1]	(as a percentage of amount redeemed or exchanged within 60 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NVIT Multi-Manager Small Cap Growth Fund		Class Y Shares	Class I Shares	Class II Shares	Class III Shares
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees				0.25%
Other Expenses		0.12%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses		1.07%	1.22%	1.47%	1.22%
Amount of Fee Waiver/Expense Reimbursement	[1]	(0.11%)	(0.11%)	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses	[2]	0.96%	1.11%	1.36%	1.11%
[1]	Nationwide Variable Insurance Trust and Nationwide Fund Advisers ("NFA") have entered into a written contract waiving 0.11% of the management fee to which NFA would be entitled until April 30, 2014.
[2]	After Fee Waiver/Expense Reimbursement

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example NVIT Multi-Manager Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y shares	98	329	579	1,296
Class I shares	113	376	660	1,468
Class II shares	138	454	792	1,748
Class III shares	113	376	660	1,468

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82.85% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by small-cap companies. The Fund employs a "growth" style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may invest without limit in initial public offerings ("IPOs") of small-cap companies to capitalize on the opportunity for growth. The Fund may invest in stocks of small-cap companies that are located outside the United States, and may engage in active and frequent trading of portfolio securities. The Fund generally considers selling a security when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Fund consists of two portions managed by different subadvisers. Nationwide Fund Advisors ("NFA") is the Fund's investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust"), selects the Fund's subadvisers and monitors their performance on an ongoing basis. NFA has chosen the Fund's current subadvisers because they approach investing in small-cap stocks in a different manner from each other. For example, as of the date of this Prospectus, one subadviser looks for companies with high growth potential based on fundamental analysis, while the other subadviser uses an investment process comprising a valuation framework. In allocating assets to the subadvisers, NFA seeks to increase diversification among securities and investment styles in order to potentially increase the possibility for investment return and reduce risk and volatility.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small-cap risk – smaller companies are usually less stable in price and less liquid than are larger, more established companies. Small companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve more risk.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "value" stocks.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Initial public offering risk – availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like, which may adversely impact Fund performance. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Multi-manager risk – while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility.

Liquidity risk – when there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund's share price may fall dramatically.

In addition to these risks, the Fund's portfolio managers may select securities that underperform the stock market, the Fund's benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund's investments goes down, you may lose money.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns – Class I Shares (Years Ended December 31,)

Best Quarter: 17.21% – 4th qtr. of 2004 Worst Quarter: -24.90% – 4th qtr. of 2008
The inception date for Class Y shares is March 27, 2008. Pre-inception historical performance for Class Y shares is based on the previous performance of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.
Average Annual Total Returns (For Periods Ended December 31, 2012)
Average Annual Total Returns NVIT Multi-Manager Small Cap Growth Fund	1 Year	5 Years	10 Years	Inception Date
Class Y shares	13.55%	(0.56%)	6.13%	Mar. 27, 2008
Class I shares	13.44%	(0.70%)	6.06%
Class II shares	13.09%	(0.94%)	5.80%
Class III shares	13.38%	(0.70%)	6.04%
Russell 2000® Growth Index (reflects no deduction for fees or expenses)	14.59%	3.49%	9.80%